UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedules of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                            BATS SERIES S PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------
MORTGAGE PASS-THROUGHS - 15.2%
  Federal Home Loan Mortgage
    Assoc. ARM
    4.42%(b)                                             06/01/33              $   67          $  64,775
  Federal Home Loan Mortgage
    Corp. ARM
    3.54%(b)                                             05/01/34                 301            286,640
    3.55%(b)                                             07/01/34                 261            257,473
    4.76%(b)                                             04/01/35                 170            166,494
  Federal National Mortgage
    Assoc. ARM
    4.28%(b)                                             01/01/34                 225            219,323
    4.83%(b)                                             07/01/34                 139            136,364
    4.86%(b)                                             06/01/35                 338            331,330
    4.64%(b)                                             07/01/35                 329            321,170
    5.33%(b)(c)                                          10/01/35                 431            418,479
  Goldman Sachs Residential
    Mortgage Loan Trust, Series
    05, Class 1A1
    4.62%(b)                                             10/01/35                 392            386,027
  Government National Mortgage
    Assoc. II ARM
    5.00%(b)                                          10/34-11/34                 866            857,128
                                                                                               ---------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $3,523,661)                                                                            3,445,203
                                                                                               ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%
  Banc of America Funding Corp.,
    Series 04-C, Class 4A1
    5.60%(b)                                             11/25/34                  63             62,842
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
    5.69%(b)                                             01/25/35                  55             55,466
  Countrywide Alternative Loan
    Trust, Series 05-28CB, Class
    1A5
    5.50%                                                08/25/35                  86             84,710
  Federal Home Loan Mortgage
    Corp., Series 04-2877, Class
    PA
    5.50%                                                07/15/33                 264            259,284
  Federal Home Loan Mortgage
    Corp., Series 04-SF5, Class
    GB
    1.77%                                                12/15/07                  32             31,648
  Federal Home Loan Mortgage
    Corp., Series 3162, Class 0A
    6.00%                                                10/15/26                 994            998,226
  Federal National Mortgage
    Assoc., Series 05, Class PA
    5.50%                                                09/25/24                 584            581,345
  Federal National Mortgage
    Assoc., Series 06, Class 0A
    6.00%                                                03/25/27                 995            997,461
  Federal National Mortgage
    Assoc., Series 06, Class JA
    5.50%                                                05/25/20                 190            188,429
  Structured Mortgage Loan Trust,
    Series 04-6, Class 4A1
    4.85%(b)                                             06/25/34                  71             68,736

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-EE,
    Class 2A1
    3.99%(b)                                             01/25/35              $  162          $ 159,345
                                                                                               ---------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $3,521,133)                                                                            3,487,492
                                                                                               ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 14.6%
  Adjustable Rate Mortage Trust,
    Series 05-9, Class 5A1
    5.59%(b)                                             11/25/35                  67             66,983
  Banc of America Mortgage
    Securities, Series 04-A, Class
    2A2
    4.12%(b)                                             02/25/34                 296            287,190
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 02, Class A3
    5.60%                                                07/15/35                 250            247,772
  First Union National Bank
    Commercial Mortgage, Series
    00-C1, Class A2
    7.84%                                                03/15/10                 275            293,282
  First Union-Lehman
    Brothers-Bank of America
    Commercial Mortgage Trust,
    Series 98, Class A2
    6.56%                                                11/18/08                 514            518,990
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99,
    Class A2
    6.18%                                                05/15/33                 272            274,687
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C1,
    Class A2
    7.72%                                                03/15/33                 225            237,670
  General Motors Acceptance
    Corp. Commerical Mortgage
    Securities, Inc., Series 98,
    Class A2
    6.42%                                                05/15/35                 256            258,663
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01, Class A3
    6.43%                                                04/15/35                 315            322,589
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIB2, Class A2
    6.24%                                                10/15/10                 160            161,025
  Morgan Stanley Capital I, Inc.,
    Series 01, Class A4
    6.39%                                                07/15/33                 275            281,771
  Salomon Brothers Mortgage
    Securities VII, Series 99-C1,
    Class A2
    7.15%(b)                                             01/18/09                 171            174,884

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                      BATS SERIES S PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Salomon Brothers Mortgage
    Securities VII, Series
    02-KEY2, Class A2
    4.47%                                                03/18/36              $  200          $ 192,628
                                                                                               ---------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $3,336,046)                                                                            3,318,134
                                                                                               ---------
ASSET BACKED SECURITIES - 40.4%
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A2
    3.35%(d)                                             02/15/08                 100             99,094
  Chase Credit Card Owner Trust,
    Series 02, Class A
    5.32%(b)                                             02/15/10                 800            801,158
  Chase Issuance Trust, Series
    05-A5, Class A5
    5.22%(b)                                             02/15/12                 900            900,434
  Citibank Credit Card Issuance
    Trust, Series 02-A1, Class A1
    4.95%                                                02/09/09                 300            298,904
  Citibank Credit Card Issuance
    Trust, Series 06-A2, Class A2
    4.85%                                                02/10/11                 400            393,444
  Citigroup Mortgage Loan Trust,
    Inc., Series 06-HE1, Class A1
    5.14%(b)                                             01/25/36                 111            111,062
  Commercial Mortgage Asset
    Trust, Series 99-C1, Class A3
    6.64%                                                01/17/32                 300            306,831
  Countrywide Certificates, Series
    05-IM2, Class A1
    5.19%(b)                                             06/25/27                 246            245,776
  Countrywide Certificates, Series
    05-IM3, Class A1
    5.44%(b)                                             04/25/28                 369            368,727
  DaimlerChrysler Auto Trust,
    Series 02-C, Class A4
    3.09%                                                01/08/08                 146            146,199
  Ford Credit Auto Owner Trust,
    Series 04-A, Class A3
    2.93%                                                03/15/08                 171            169,470
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                                                11/15/08                 505            500,107
  Ford Credit Auto Owner Trust,
    Series 06-A, Class A3
    5.07%                                                03/15/10                 500            496,120
  GSAA Home Equity Trust, Series
    04-11, Class 2A2
    5.64%(b)                                             12/25/34                  44             43,765
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    2.91%                                                10/20/08                 292            287,021
  MBNA Credit Card Master Notes
    Trust, Series 03-A6, Class A6
    2.75%                                                10/15/10                 300            285,327
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                                                09/15/09                 350            342,453
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                                12/17/07                 199            197,733
  Nissan Auto Receivables Owner
    Trust, Series 05-A, Class A3
    3.54%                                                10/15/08               1,000            987,546

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------
ASSET BACKED SECURITIES (Continued)
  Residential Asset Mortgage
    Products, Inc., Series 05-RS8,
    Class A1
    5.43%(b)                                             05/25/25              $  245          $ 244,662
  Residential Asset Mortgage
    Products, Inc., Series 05-RZ4,
    Class A1
    5.44%(b)                                             11/25/35                 386            385,941
  Student Loan Marketing Assoc.
    Student Loan Trust, Series
    05-6, Class A5B
    5.11%(b)                                             07/27/26                 800            800,467
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                                                06/16/08                 194            192,255
  USAA Auto Owner Trust, Series
    06-1, Class A3
    5.01%                                                09/15/10                 400            396,256
  World Omni Auto Receivables
    Trust, Series 2005-B, Class A3
    4.40%                                                04/20/09                 175            173,048
                                                                                               ---------
TOTAL ASSET BACKED SECURITIES
  (Cost $9,216,970)                                                                            9,173,800
                                                                                               ---------
CORPORATE BONDS - 1.8%
Banks - 0.2%
  HSBC Finance Corp., Unsecured
    Notes
    4.12%                                                11/16/09                  50             47,588
                                                                                               ---------
Insurance - 1.3%
  ASIF Global Financing,
    Unsecured Notes
    3.90%(e)                                             10/22/08                 300            289,179
                                                                                               ---------
Retail Merchandising - 0.1%
  May Department Stores Co.,
    Debentures
    7.90%                                                10/15/07                  25             25,512
                                                                                               ---------
Transportation - 0.1%
  Union Pacific Corp., Unsecured
    Notes
    6.79%                                                11/09/07                  25             25,323
                                                                                               ---------
Yankee - 0.1%
  ConocoPhillips Funding Co.
    (Australia), Unsecured Notes
    5.13%(b)                                             04/09/09                  25             25,023
                                                                                               ---------
TOTAL CORPORATE BONDS
  (Cost $425,348)
                                                                                                 412,625
                                                                                               ---------

                                                                          PAR/SHARES
                                                                            (000)
                                                                         ------------
SHORT TERM INVESTMENTS - 12.8%
  Federal Home Loan Bank,
    Discount Notes
    4.70%(f)(g)                                          07/03/06               2,300          2,299,367
  Galileo Money Market Fund                                                       609            609,248
                                                                                               ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,908,615)                                                                            2,908,615
                                                                                               ---------

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                      BATS SERIES S PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                                                VALUE
                                                                                             -----------
TOTAL INVESTMENTS IN SECURITIES - 100.2%
  (Cost $22,931,773(a))                                                                      $22,745,869
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.2)%                                                                          (49,490)
                                                                                             -----------
NET ASSETS - 100.0%                                                                          $22,696,379
                                                                                             ===========

-------------------

(a)  Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                                          $     3,696
      Gross unrealized depreciation                                                             (189,600)
                                                                                             -----------
                                                                                               $(185,904)
                                                                                             ===========

(b)  Rates shown are the rates as of June 30, 2006.
(c)  When-issued security.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $99,094 on 42 long U.S. Treasury Note futures contracts and 18 short U.S.
     Treasury Notes futures contracts expiring September 2006. The value of such contracts on June 30, 2006 was $11,009,079, with an unrealized loss of $414
     (including commissions of $142).
(e)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 1.3% of its net assets, with a current market value of
     $289,179, in securities restricted as to resale.
(f)  The rate shown is the effective yield on the discount notes at the time of purchase.
(g)  The rate shown is the effective yield at the time of purchase.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                            BATS SERIES C PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------

CORPORATE BONDS - 92.9%
Aerospace - 1.4%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                                                12/01/29               $  20          $  25,014
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                                                02/15/31                  75             87,625
  Raytheon Co., Unsecured Notes
    5.38%                                                04/01/13                  50             48,545
                                                                                               ---------
                                                                                                 161,184
                                                                                               ---------
Banks - 25.7%
  Bank of America Corp.,
    Subordinated Notes
    7.40%                                                01/15/11                  65             69,161
  Bank One N.A., Senior
    Unsecured Notes
    3.70%                                                01/15/08                 125            121,563
  BankBoston N.A., Subordinated
    Notes
    7.38%                                                09/15/06                  25             25,082
    6.38%                                                03/25/08                 400            404,542
  Citigroup, Inc., Senior Unsecured
    Notes
    3.50%                                                02/01/08                 500            484,520
  Citigroup, Inc., Subordinated
    Notes
    6.00%                                                10/31/33                  20             19,022
  Citigroup, Inc., Unsecured Notes
    4.12%                                                02/22/10                  65             61,795
  FleetBoston Financial Corp.,
    Senior Unsecured Notes
    4.20%                                                11/30/07                  80             78,513
  HSBC Bank USA, Subordinated
    Notes
    4.62%                                                04/01/14                 250            228,248
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                                                05/30/07                 300            298,608
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    5.75%                                                01/02/13                  85             84,139
  National City Bank of Indiana,
    Senior Bank Notes
    2.38%                                                08/15/06                  75             74,730
  Northern Trust Corp.,
    Subordinated Notes
    4.60%                                                02/01/13                 125            116,822
  State Street Corp., Subordinated
    Notes
    7.65%                                                06/15/10                  50             53,217
  U.S. Bank N.A., Senior Bank
    Notes
    4.40%                                                08/15/08                 250            244,519
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                                                05/30/08                  50             47,424
  Wachovia Corp., Subordinated
    Notes
    5.25%                                                08/01/14                 185            176,445
  Wells Fargo & Co. Holdings
    Corp., Subordinated Notes
    6.25%                                                04/15/08                 370            373,257
                                                                                               ---------
                                                                                               2,961,607
                                                                                               ---------

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------
CORPORATE BONDS (Continued)
Broadcasting - 0.7%
  News America, Inc., Senior
    Debentures
    7.28%                                                06/30/28              $   75          $  75,823
                                                                                               ---------
Chemicals - 0.4%
  E. I. Dupont de Nemours & Co.,
    Senior Debentures
    6.50%                                                01/15/28                  40             41,174
                                                                                               ---------
Computer Software & Services - 0.8%
  Oracle Corp., Unsecured Notes
    5.25%                                                01/15/16                 100             93,651
                                                                                               ---------
Energy & Utilities - 4.5%
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    8.12%                                                06/15/10                  65             69,758
  Duke Energy Corp., First
    Mortgage Bonds
    4.50%                                                04/01/10                  50             47,921
  Florida Power & Light Co., First
    Mortgage Bonds
    6.00%                                                06/01/08                  60             60,281
    5.85%                                                02/01/33                  70             66,398
  Georgia Power Co., Senior
    Unsecured Notes
    5.25%                                                12/15/15                  50             47,709
  Kiowa Power Partners LLC,
    Senior Secured Notes
    4.81%(b)                                             12/30/13                  22             20,967
  MidAmerican Energy Holdings
    Co., Debenture
    6.12%(b)                                             04/01/36                  25             23,370
  NiSource Finance Corp., Senior
    Unsecured Notes
    5.40%                                                07/15/14                  25             23,793
  NiSource Finance Corp.,
    Unsecured Notes
    5.76%(c)                                             11/23/09                  25             25,020
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.75%                                                03/01/31                 120            132,763
                                                                                               ---------
                                                                                                 517,980
                                                                                               ---------
Entertainment & Leisure - 3.0%
  Comcast Cable Communications,
    Inc., Senior Unsecured Notes
    6.75%                                                01/30/11                 115            118,672
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                                                02/15/26                  50             53,840
  Time Warner Cos., Inc., Senior
    Debentures
    7.57%                                                02/01/24                  95            100,926
  Turner Broadcasting Corp.,
    Senior Notes
    8.38%                                                07/01/13                  25             27,512
  Viacom, Inc., Unsecured Notes
    5.75%(b)                                             04/30/11                  45             44,200
                                                                                               ---------
                                                                                                 345,150
                                                                                               ---------
Finance - 16.3%
  Allstate Life Global Funding
    Trust, Secured Notes
    4.50%                                                05/29/09                  50             48,474

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                      BATS SERIES C PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------
CORPORATE BONDS (Continued)
Finance (Continued)
  American Express Co., Senior
    Unsecured Notes
    4.75%                                                 06/17/09             $  150          $ 146,656
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    4.12%                                                 01/15/10                175            166,553
  Boeing Capital Corp., Senior
    Unsecured Notes
    6.50%                                                 02/15/12                 50             51,718
  General Electric Capital Corp.,
    Senior Unsecured Notes
    6.75%                                                 03/15/32                 90             96,317
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(c)                                              01/15/08                300            299,757
    3.60%                                                 10/15/08                 95             90,943
    5.00%                                                 11/15/11                100             96,715
  Golden West Financial Corp.,
    Senior Unsecured Notes
    4.12%                                                 08/15/07                 50             49,081
  The Goldman Sachs Group, Inc.,
    Unsecured Notes
    5.00%                                                 01/15/11                100             96,707
    5.35%                                                 01/15/16                150            141,660
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.00%                                                 02/01/08                155            157,899
  Morgan Stanley, Senior
    Unsecured Notes
    6.75%                                                 04/15/11                 50             51,911
  PSEG Funding Trust, Inc.,
    Capital Securities
    5.38%                                                 11/16/07                 25             24,820
  Rabobank Capital Funding Trust
    II, Capital Securities
    5.26%(b)                                              12/29/49                 75             70,370
  SLM Corp., Senior Unsecured
    Notes
    3.50%                                                 09/30/06                 75             74,626
  Toll Brothers Finance Corp.,
    Senior Notes
    6.88%                                                 11/15/12                100             99,620
    5.95%                                                 09/15/13                 65             61,172
  UnitedHealth Group, Inc.,
    Unsecured Notes
    5.80%                                                 03/15/36                 65             58,181
                                                                                               ---------
                                                                                               1,883,180
                                                                                               ---------
Food & Agriculture - 1.7%
  Kraft Foods, Inc., Senior
    Unsecured Notes
    5.62%                                                 11/01/11                115            113,272
  Unilever Capital Corp., Senior
    Unsecured Notes
    5.90%                                                 11/15/32                 85             79,624
                                                                                               ---------
                                                                                                 192,896
                                                                                               ---------
Insurance - 7.0%
  American General Corp., Senior
    Unsecured Notes
    7.50%                                                 08/11/10                105            111,500
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    4.00%                                                 01/31/08                100             97,656

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------
CORPORATE BONDS (Continued)
Insurance (Continued)
  CHUBB Corp., Senior Unsecured
    Notes
    4.93%                                                11/16/07              $   25          $  24,758
  John Hancock Financial
    Services, Inc., Senior
    Unsecured Notes
    5.62%                                                12/01/08                  25             25,030
  Lincoln National Corp., Capital
    Securities
    7.00%(c)                                             05/17/66                  95             94,263
  Marsh & McLennan Cos., Inc.,
    Senior Unsecured Notes
    5.38%                                                07/15/14                 150            139,662
  Metropolitan Life Global Funding,
    Inc., Senior Secured Notes
    4.75%(b)                                             06/20/07                 100             98,714
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    2.60%(b)                                             06/19/08                  50             47,076
  New York Life Insurance Co.,
    Unsecured Notes
    5.88%(b)                                             05/15/33                  40             38,206
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(b)                                             01/22/08                  50             48,637
  WellPoint, Inc., Unsecured Notes
    5.95%                                                12/15/34                  85             78,047
                                                                                               ---------
                                                                                                 803,549
                                                                                               ---------
Manufacturing - 0.4%
  Cisco Systems, Inc., Senior
    Unsecured Notes
    5.25%                                                02/22/11                  50             49,073
                                                                                               ---------
Medical & Medical Services - 0.3%
  Aetna, Inc., Senior Unsecured
    Notes
    6.62%                                                06/15/36                  30             29,675
                                                                                               ---------
Medical Instruments & Supplies - 0.2%
  Bristol-Myers Squibb Co., Senior
    Unsecured Notes
    5.75%                                                10/01/11                  25             24,933
                                                                                               ---------
Motor Vehicles - 2.0%
  DaimlerChrysler N.A. Holding
    Corp., Notes
    4.75%                                                01/15/08                 135            132,639
  Johnson Controls, Inc., Senior
    Notes
    5.50%                                                01/15/16                  75             71,161
  Nissan Motor Acceptance Corp.,
    Unsecured Notes
    4.62%(b)                                             03/08/10                  25             23,956
                                                                                               ---------
                                                                                                 227,756
                                                                                               ---------
Oil & Gas - 4.0%
  Amerada Hess Corp., Senior
    Unsecured Notes
    7.12%                                                03/15/33                  50             51,797
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                                                10/15/11                 200            205,518
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    6.85%                                                04/15/11                  50             51,673

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                      BATS SERIES C PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Devon Financing Corp., Senior
    Unsecured Notes
    6.88%                                                09/30/11              $   90          $  93,573
  Halliburton Co., Debentures
    7.60%                                                08/15/46                  10             11,011
  Halliburton Co., Senior
    Unsecured Notes
    5.50%                                                10/15/10                  25             24,764
  Noble Corp., Senior Unsecured
    Notes
    5.88%                                                06/01/13                  25             24,770
                                                                                               ---------
                                                                                                 463,106
                                                                                               ---------
Paper & Forest Products - 0.1%
  Weyerhaeuser Co., Senior
    Unsecured Notes
    6.12%                                                03/15/07                  17             17,009
                                                                                               ---------
Pharmaceuticals - 2.7%
  Abbott Laboratories, Unsecured
    Notes
    5.60%(d)                                             05/15/11                  75             74,585
  Merck & Co., Inc., Senior
    Unsecured Notes
    4.38%                                                02/15/13                 155            142,080
  Wyeth, Unsecured Notes
    6.00%                                                02/15/36                 100             93,210
                                                                                               ---------
                                                                                                 309,875
                                                                                               ---------
Real Estate - 2.3%
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
    6.12%                                                11/01/12                 100            100,829
  EOP Operating LP, Unsecured
    Notes
    4.65%                                                10/01/10                 150            142,220
  The Rouse Co., Unsecured
    Notes
    5.38%                                                11/26/13                  25             22,433
                                                                                               ---------
                                                                                                 265,482
                                                                                               ---------
Retail Merchandising - 3.2%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
    6.62%                                                09/01/08                  50             50,799
  Home Depot, Inc., Senior
    Unsecured Notes
    4.62%                                                08/15/10                 125            120,398
  Wal-Mart Stores, Inc., Unsecured
    Notes
    4.12%                                                07/01/10                 210            198,752
                                                                                               ---------
                                                                                                 369,949
                                                                                               ---------
Telecommunications - 4.8%
  BellSouth Capital Funding Corp.,
    Senior Unsecured Notes
    7.75%                                                02/15/10                 130            137,702
  SBC Communications, Inc.,
    Unsecured Notes
    6.45%                                                06/15/34                  60             57,318
  Sprint Capital Corp., Senior
    Notes
    6.88%                                                11/15/28                  60             60,445

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Verizon Maryland, Inc., Senior
    Debentures
    6.12%                                                03/01/12              $  305          $ 301,894
                                                                                               ---------
                                                                                                 557,359
                                                                                               ---------
Transportation - 1.1%
  United Technologies Corp.,
    Senior Unsecured Notes
    6.35%                                                03/01/11                 125            127,961
                                                                                               ---------
Yankee - 10.3%
  Alcan, Inc. (Canada), Unsecured
    Notes
    6.12%(e)                                             12/15/33                  25             23,653
  Burlington Resources Finance
    Co. (Canada), Senior
    Unsecured Notes
    5.60%(e)                                             12/01/06                  20             19,990
  Cadbury Schweppes PLC
    (United Kingdom), Unsecured
    Notes
    3.88%(b)(e)                                          10/01/08                 140            134,032
  Canadian National Railway Co.
    (Canada), Senior Unsecured
    Notes
    6.38%(e)                                             10/15/11                  50             51,536
  ConocoPhillips Funding Co.
    (Australia), Unsecured Notes
    5.13%(c)(e)                                          04/09/09                  25             25,023
  Eksportfinans ASA (Norway),
    Unsecured Notes
    4.38%(e)                                             07/15/09                 100             97,054
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured
    Notes
    5.80%(e)                                             05/01/14                  50             49,021
  Nationwide Building Society
    (United Kingdom), Unsecured
    Notes
    2.62%(b)(e)                                          01/30/07                 100             98,319
  Rio Tinto Finance Ltd.
    (Australia), Unsecured Notes
    2.62%(e)                                             09/30/08                  50             46,844
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(e)                                             03/15/10                  50             48,359
  Suncor Energy, Inc. (Canada),
    Bonds
    5.95%(e)                                             12/01/34                  25             24,170
  Teck Cominco Ltd. (Canada),
    Senior Unsecured Notes
    6.12%(e)                                             10/01/35                  25             22,378
  Telecom Italia Capital
    (Luxembourg), Unsecured
    Notes
    5.25%(e)                                             10/01/15                 100             90,513
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    6.12%(e)                                             01/15/09                 125            125,841
  United Mexican States (Mexico),
    Senior Unsecured Notes
    8.00%(e)                                             09/24/22                 150            167,250

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                      BATS SERIES C PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -----------------   -----------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured
    Notes
    7.75%(e)                                             02/15/10                $150        $   158,539
                                                                                             -----------
                                                                                               1,182,522
                                                                                             -----------
TOTAL CORPORATE BONDS
  (Cost $11,029,613)                                                                          10,700,894
                                                                                             -----------
TAXABLE MUNICIPAL BONDS - 1.0%
  Illinois State Pension Funding General Obligation
    Bonds, Series 03
    5.10%
  (Cost $118,996)                                        06/01/33                 125            111,711
                                                                                             -----------

                                                                             PAR/SHARES
                                                                                (000)
                                                                          ----------------
SHORT TERM INVESTMENTS - 4.7%
  Federal Home Loan Bank,
    Discount Notes
    4.70%(f)(g)                                          07/03/06                 200            199,945
  Galileo Money Market Fund                                                       346            346,257
                                                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $546,390)                                                                                546,202
                                                                                             -----------

TOTAL INVESTMENTS IN SECURITIES -  98.6%
  (Cost $11,694,999(a))                                                                       11,358,807
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.4%                                                                             159,306
                                                                                             -----------
NET ASSETS - 100.0%                                                                          $11,518,113
                                                                                             ===========

-------------------

(a)  Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                                            $     834
      Gross unrealized depreciation                                                             (337,026)
                                                                                               ---------
                                                                                               $(336,192)
                                                                                               =========

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2006, the
     Portfolio held 5.6% of its net assets, with a current market value of
     $647,847, in securities restricted as to resale.
(c)  Rates shown are the rates as of June 30, 2006.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $74,585 on 20 short U.S. Treasury Note futures contracts, expiring
     September 2006. The value of such contracts on June 30, 2006 was
     $2,085,563, with unrealized gain of $12,318 (including commissions of $44).
(e)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(f)  The rate shown is the effective yield on the discount notes at the time of purchase.
(g)  The rate shown is the effective yield at the time of purchase.

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                            BATS SERIES M PORTFOLIO

AS OF JUNE 30, 2006 (UNAUDITED)

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------   ---------
MORTGAGE PASS-THROUGHS - 10.6%
  Federal National Mortgage
    Assoc.
    5.00%
  (Cost $755,177)                                        08/01/19              $  746          $ 720,026
                                                                                               ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 53.5%
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
    7.20%                                                01/15/32                 300            312,400
  First Union National Bank
    Commercial Mortgage, Series
    00-C1, Class A2
    7.84%                                                03/15/10                 140            149,307
  First Union-Lehman
    Brothers-Bank of America
    Commercial Mortgage Trust,
    Series 98, Class A2
    6.56%                                                11/18/08                 144            145,138
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C1,
    Class A2
    7.72%                                                03/15/33                 350            369,709
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                                                08/16/33                 412            432,939
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C3,
    Class A2
    6.96%                                                11/15/10                 400            417,276
  Greenwich Capital Commercial
    Funding Corp., Series
    05-GG3, Class A3
    4.57%(b)                                             08/10/42                  70             66,371
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIBC, Class A3
    6.26%                                                03/15/33                 235            239,741
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 00-C10, Class A2
    7.37%                                                08/15/32                 195            203,887
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
    7.37%                                                08/15/26                 500            526,323
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1,
    Class A2
    7.52%                                                12/18/09                 260            269,220
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3,
    Class A2
    6.59%                                                10/18/10                 170            174,565
  Salomon Brothers Mortgage
    Securities VII, Series 01-C2,
    Class A3
    6.50%                                                10/13/11                 300            308,880
                                                                                               ---------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $3,748,217)                                                                            3,615,756
                                                                                               ---------

                                                                                 PAR
                                                       MATURITY                 (000)            VALUE
                                                ----------------------   -------------------  ----------
ASSET BACKED SECURITIES - 29.7%
  Capital Auto Receivables Asset
    Trust, Series 04-1, Class A3
    2.00%                                                11/15/07              $   69         $   67,978
  Chase Manhattan Auto Owner
    Trust, Series 05-B, Class A3
    4.84%                                                07/15/09                 150            148,774
  Citibank Credit Card Issuance
    Trust, Series 02-A1, Class A1
    4.95%                                                02/09/09                 200            199,270
  Citibank Credit Card Master
    Trust I, Series 99-2, Class A
    5.88%                                                03/10/11                 200            201,559
  Commercial Mortgage Asset
    Trust, Series 99-C1, Class A3
    6.64%                                                01/17/32                 200            204,554
  DaimlerChrysler Auto Trust,
    Series 02-C, Class A4
    3.09%                                                01/08/08                  84             83,542
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                                                11/15/08                 194            192,349
  MBNA Master Credit Card Trust,
    Series 00-L, Class A
    6.50%                                                04/15/10                 240            243,262
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                                12/17/07                 114            112,990
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                                                06/16/08                 111            109,860
  USAA Auto Owner Trust, Series
    05-4, Class A3
    4.83%                                                04/15/10                 200            198,018
  USAA Auto Owner Trust, Series
    05-4, Class A4
    4.89%                                                08/15/12                 250            245,779
                                                                                              ----------
TOTAL ASSET BACKED SECURITIES
  (Cost $2,032,067)                                                                            2,007,935
                                                                                              ----------

                                                                              PAR/SHARES
                                                                                 (000)
                                                                         -------------------
SHORT TERM INVESTMENTS - 6.0%
  Federal Home Loan Bank,
    Discount Notes
    4.70%(c)(d)                                          07/03/06                 200            199,947
  Galileo Money Market Fund                                                       206            205,799
                                                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $405,799)                                                                                405,746
                                                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  99.8%
  (Cost $6,941,260(a))                                                                         6,749,463
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%                                                                              12,627
                                                                                              ----------
NET ASSETS - 100.0%                                                                           $6,762,090
                                                                                              ==========

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            SCHEDULE OF INVESTMENTS
                      BATS SERIES M PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2006 (UNAUDITED)

-------------------

(a)  Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                                           $       18
      Gross unrealized depreciation                                                             (191,815)
                                                                                              ----------
                                                                                              $ (191,797)
                                                                                              ==========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $66,371 on 4 long U.S. Treasury Note futures contracts and 3 short expiring
     September 2006. The value of such contracts on June 30, 2006 was $729,656, with unrealized gain of $259 (including commissions of $15).
(c)  The rate shown is the effective yield on the discount notes at the time of purchase.
(d)  The rate shown is the effective yield at the time of purchase.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Bond Allocation Target Shares

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	8/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	8/21/06

By (Signature and Title)	/s/ William McGinley
William McGinley, Treasurer and Principal Financial Officer

Date	8/21/06